UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported)

January 21, 2022

Nations First Capital, LLC 1

(Exact name of securitizer as specified in its charter)

025-01746	0001631916
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

James Dan Summers, (916) 540-7286

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]

Nations First Capital, LLC is filing this Form ABS-15G in respect of the asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including Go Capital Funding 2014-1, LLC.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03. Notice of Termination of Duty to File Reports under Rule 15Ga-1

Go Capital Funding 2014-1, LLC has no asset-backed securities outstanding. The date of the last payment on the last asset-backed security outstanding that was issued by Go Capital Funding 2014-1, LLC was December 30, 2021.

Pursuant to Rule 15Ga-1(c)(3), Nations First Capital, LLC hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodically the disclosures required by Rule 15Ga-1(a) is terminated.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Nations First Capital, LLC (Securitizer)

By:	/s/ James Dan Summers
Name:	James Dan Summers
Title:	Chief Financial Officer

Date: January 21, 2022